Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	AEROVATE THERAPEUTICS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001798749
Amendment Flag	false